Finance result (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income
Income from financial investments and marketable securities	[1]	R$ 26,719	R$ 16,907	R$ 1,703
Other finance income		8,921	4,077	3,713
Finance income		35,640	20,984	5,416
Finance costs
Interest on bonds and financing		(43,549)	(52,935)	(92,583)
Imputed interest on suppliers		(14,767)	(13,854)	(24,612)
Interest on Loans from related parties		(157)	(3,344)
Bank and collection fees		(6,587)	(17,771)	(847)
Interest on provision for tax, civil and labor risks		(34,300)	(13,297)	(41,428)
Interest on Lease Liabilities		(14,984)	(15,077)	(16,312)
Other finance costs		(5,839)	(3,131)	(2,403)
Finance costs		(120,183)	(119,409)	(178,185)
Total finance result		(84,543)	(98,425)	R$ (172,769)
Suppliers	[2]	R$ 97,619	R$ 110,513

[1]	(i) Refers to income from marketable securities indexed at CDI.
[2]	Some of the Company’s domestic suppliers sell their products with extended payment terms and may subsequently transfer their receivables due by the Company to financial institutions without right of recourse, in a transaction characterized as “Reverse Factoring”. The Company charged interest over the payment term at a rate that is commensurate with its own credit risk. The reverse factoring presents maturity dates from up to one year.